Accounts Receivable, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Allowance for Credit Loss [Abstract]
Beginning balance	¥ 102,161	$ 14,389	¥ 92,695
Addition	29,401	4,141	3,156
Foreign Exchange effect	1,319	186	6,310
Ending balance	¥ 132,881	$ 18,716	¥ 102,161